Nuveen Georgia Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.5%
X 192,169,273 MUNICIPAL BONDS - 97.5%
X 192,169,273
Consumer Discretionary - 2.4%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,817,060
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,889,734
5,200 Total Consumer Discretionary 4,706,794
Education and Civic Organizations - 9.2%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,050,850
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,114,380
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,114,440
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 2,896,602
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,265,920
1,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016B, 5.000%, 10/01/38
10/26 at 100.00 AA 1,073,600
75 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/27
10/22 at 100.00 Baa1 75,178
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call Baa1 632,231
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 Baa1 749,067
2,000 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding & Improvement Series
2021B, 4.000%, 6/15/44
6/31 at 100.00 N/R 1,869,120
1,395 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding Series 2021, 4.000%,
6/15/40
6/31 at 100.00 A+ 1,384,245
17,655 Total Education and Civic Organizations 18,225,633
Health Care - 11.1%
3,270 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4),(5)
10/22 at 100.00 N/R 227,625
301 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 2021 2021 (4)
No Opt. Call N/R 357,063
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 AA+ 5,410,561
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 N/R 506,671
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A 742,678
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 AA- 2,446,986
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 N/R 2,364,900

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
$ 2,000 5.500%, 2/15/42 2/27 at 100.00 AA $ 2,142,060
3,000 5.250%, 2/15/45 2/27 at 100.00 AA 3,155,400
2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2020A, 4.000%, 2/15/39
2/30 at 100.00 A 2,378,025
2,000 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 N/R 2,118,200
24,781 Total Health Care 21,850,169
Tax Obligation/General - 13.5%
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 554,520
450 Bryan County School District, Georgia, General Obligation Bonds, Series
2021, 5.000%, 8/01/25
No Opt. Call AA+ 482,909
880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 826,012
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 2,067,820
265 Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021,
5.000%, 6/01/27
No Opt. Call AA 295,056
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,158,220
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 911,534
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,678,748
4,490 Douglasville Convention and Conference Center Authority, Georgia,
Revenue Bonds, Series 2021, 2.250%, 2/01/47
2/31 at 100.00 N/R 2,892,234
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,180,850
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 N/R 778,688
500 Franklin County School District, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 3/01/28
No Opt. Call N/R 564,375
3,500 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 N/R 3,580,885
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,216,420
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 271,896
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,434,066
Lumpkin County School District, Georgia, General
Obligation Bonds, Series 2020:
505 4.000%, 12/01/35 12/30 at 100.00 Aa1 525,336
300 4.000%, 12/01/36 12/30 at 100.00 Aa1 309,168
1,000 Sumter County School District, Georgia, General Obligation Bonds, Series
2018, 5.500%, 10/01/27
No Opt. Call Aa1 1,146,900
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 Aa2 558,980
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,132,260
27,030 Total Tax Obligation/General 26,566,877

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 11.5%
Atlanta and Fulton County Recreation Authority, Georgia,
Revenue Bonds, Zoo Atlanta Parking Facility Project, Series
2017:
$ 1,000 5.000%, 12/01/31 12/27 at 100.00 AA+ $ 1,112,030
1,000 5.000%, 12/01/32 12/27 at 100.00 AA+ 1,108,400
1,075 5.000%, 12/01/33 12/27 at 100.00 AA+ 1,187,445
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,541,850
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,603,350
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 445,876
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,142,734
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A- 602,562
175 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 184,373
150 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 158,709
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R 961,188
2,010 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call AAA 2,181,554
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,766,147
Jefferson Public Building Authority, Georgia, Revenue
Bonds, Jackson County Project, Series 2021:
340 4.000%, 3/01/26 No Opt. Call Aa2 357,075
610 4.000%, 3/01/27 No Opt. Call Aa2 648,668
655 4.000%, 3/01/28 No Opt. Call Aa2 702,382
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AA+ 2,136,580
2,000 5.000%, 7/01/42 7/26 at 100.00 AA+ 2,133,760
1,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 1,597,474
21,196 Total Tax Obligation/Limited 22,572,157
Transportation - 9.4%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 N/R 2,159,000
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 Aa3 2,495,689
2,000 5.000%, 1/01/33 1/24 at 100.00 Aa3 2,056,420
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/37,
(AMT)
7/29 at 100.00 N/R 1,934,900
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 Baa2 163,586
170 5.000%, 1/01/33 1/25 at 100.00 Baa2 173,541
100 5.000%, 1/01/34 1/25 at 100.00 Baa2 101,942
150 5.000%, 1/01/35 1/25 at 100.00 Baa2 152,724
4,875 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46 7/31 at 100.00 N/R 4,678,537
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/52 7/32 at 100.00 N/R 4,665,150
18,080 Total Transportation 18,581,489

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 6.5% (6)
$ 1,430 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 16.519%, 11/01/35, 144A, (IF) (7)
No Opt. Call Aa2 $ 1,911,767
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 521,470
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,124,302
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,036,760
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A+ 2,080,220
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 Aaa 4,363,600
810 Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates
Series 2012, 5.000%, 12/01/38, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa2 815,500
11,720 Total U.S. Guaranteed 12,853,619
Utilities - 33.9%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 525,255
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,096,040
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018B, 5.000%, 11/01/47
11/27 at 100.00 Aa2 1,765,686
705 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
5.500%, 11/01/22 - FGIC Insured
No Opt. Call Aa2 708,729
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 N/R 949,140
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 N/R 1,098,302
2,635 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 AA- 1,836,964
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,136,187
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,826,989
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,148,080
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 2,043,526
Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020:
500 5.000%, 3/01/30 No Opt. Call A2 564,825
1,000 4.000%, 3/01/34 3/30 at 100.00 A2 1,000,260
1,250 4.000%, 3/01/35 3/30 at 100.00 A2 1,245,400
1,000 4.000%, 3/01/41 3/30 at 100.00 A2 962,670
3,410 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AA 3,743,396
2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series 2011A, 5.250%, 10/01/41
10/22 at 100.00 Aa3 2,504,500
605 Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019,
5.000%, 3/01/31 - BAM Insured
3/29 at 100.00 AA 678,459
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/23 at 100.00 AA 1,007,880
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
1/23 at 100.00 A1 2,011,800

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A $ 1,547,835
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,067,830
1,200 Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series
2012, 5.000%, 1/01/28 - AGM Insured
1/23 at 100.00 AA 1,209,456
550 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2021, 5.000%, 2/01/25
No Opt. Call Aa2 583,451
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 N/R 500,310
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 N/R 490,560
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 320,960
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 368,100
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,854,681
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A3 2,875,813
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,560,761
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa2 2,028,500
1,000 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 A- 964,070
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 AA 3,278,240
2,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 A 2,054,500
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 916,010
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 921,426
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,434,040
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
2,500 5.000%, 1/01/50 1/31 at 100.00 N/R 2,590,550
2,405 5.000%, 1/01/59 7/28 at 100.00 N/R 2,440,859
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 574,445
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,443,990
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,026,920
2,000 Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding
& Improvement Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Aa3 1,905,140
67,715 Total Utilities 66,812,535
$ 193,377 Total Long-Term Investments (cost $205,265,391) 192,169,273
Other Assets Less Liabilities - 2.5% 4,975,591
Net Assets - 100% $ 197,144,864

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 191,941,648 $ 227,625 $ 192,169,273
Total
$ – $ 191,941,648 $ 227,625 $ 192,169,273
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
X 208,044,082 MUNICIPAL BONDS - 94.7%
X 208,044,082
Consumer Staples - 4.1%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 2,770 3.000%, 6/01/48 6/30 at 100.00 BBB+ $ 2,054,730
2,080 4.000%, 6/01/48 6/30 at 100.00 BBB+ 1,864,325
645 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/22 at 100.00 N/R 632,029
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 308,880
2,665 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
5/23 at 100.00 A- 2,735,782
200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 201,572
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,125,583
9,835 Total Consumer Staples 8,922,901
Education and Civic Organizations - 22.3%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,047,806
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
10/22 at 100.00 AA 816,663
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 494,455
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 697,414
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,184,320
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,043,668
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.- Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 726,473
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,065,460
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,032,320

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 N/R $ 454,810
1,200 3.000%, 3/01/37 3/31 at 100.00 N/R 1,011,060
1,270 3.000%, 3/01/39 3/31 at 100.00 N/R 1,031,710
1,000 3.000%, 3/01/42 3/31 at 100.00 N/R 786,920
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,192,507
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,145,600
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,605,450
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 206,124
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,538,685
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 N/R 2,140,609
2,595 5.000%, 7/01/59 7/29 at 100.00 A 2,690,781
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,531,845
3,230 5.000%, 7/01/56 7/26 at 100.00 A 3,286,040
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 502,275
540 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 540,464
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 271,752
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,186,056
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 18,475
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 2,930,714
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A 1,962,540
2,645 4.000%, 4/01/50 4/30 at 100.00 N/R 2,487,570
1,300 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,185,496
220 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A 237,604
1,680 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,577,134
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 Caa1 940,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
10/22 at 100.00 N/R $ 1,037,349
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,531,695
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31 - AGM Insured
9/24 at 100.00 AA 832,712
50,220 Total Education and Civic Organizations 48,972,556
Energy - 0.8%
175 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 174,227
1,700 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 1,627,240
1,875 Total Energy 1,801,467
Health Care - 12.5%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 744,100
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,810,830
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 406,973
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 538,310
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,144,390
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
950 5.750%, 7/01/25 No Opt. Call A2 997,206
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 1,024,800
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,092,040
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 276,456
1,610 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,652,536
2,000 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,092,220
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 204,022
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call N/R 343,967
1,000 5.000%, 7/01/32 7/31 at 100.00 N/R 1,096,730
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,833,386
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,490,160
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 960,610

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
$ 1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA $ 1,323,792
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,415,314
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 N/R 920,820
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
4/23 at 100.00 A 1,075,647
26,665 Total Health Care 27,444,309
Housing/Multifamily - 1.3%
1,870 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
9/22 at 100.00 AA+ 1,872,094
1,000 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 1,004,700
2,870 Total Housing/Multifamily 2,876,794
Housing/Single Family - 2.0%
1,870 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,861,623
2,580 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 N/R 2,539,442
4,450 Total Housing/Single Family 4,401,065
Industrials - 2.3%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/22 at 100.00 BBB- 811,904
235 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 243,629
285 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 231,867
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 80,080
105 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 93,257
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,579,320
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 101,801
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 102,297
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
200 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 193,474
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 1,108,750
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 226,802

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials (continued)
$ 250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- $ 247,263
6,415 Total Industrials 5,020,454
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R 2,116,884
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 403,940
3,200 Total Long-Term Care 2,520,824
Materials - 2.0%
4,570 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 4,421,338
Tax Obligation/General - 7.7%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,078,336
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,619,344
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 258,653
350 4.000%, 10/01/39 10/30 at 100.00 BBB 327,519
425 4.000%, 10/01/40 10/30 at 100.00 BBB 393,151
Livingston Parish School District 1, Louisana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,065,299
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 546,215
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 979,910
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 N/R 1,080,078
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 N/R 3,149,844
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 N/R 1,894,460
2,000 5.000%, 12/01/46 12/30 at 100.00 N/R 2,159,480
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 134,161
525 5.000%, 12/01/29 12/25 at 100.00 A+ 561,955
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,698,420
16,770 Total Tax Obligation/General 16,946,825
Tax Obligation/Limited - 12.9%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
130 5.000%, 11/15/33 11/25 at 100.00 BB 133,601
1,040 5.000%, 11/15/34 11/25 at 100.00 BB 1,066,915
170 4.000%, 11/15/39 11/25 at 100.00 BB 151,637
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,014,810
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/26 No Opt. Call BB 1,054,290
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,029,640
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,223,920

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
$ 2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA $ 2,001,240
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 N/R 2,944,800
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 1,930,320
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 849,900
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 N/R 1,026,470
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 545,481
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA 1,522,377
500 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 503,375
675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 686,799
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,453,913
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,493,904
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 326,989
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/36 - AGC Insured
No Opt. Call AA 1,014,980
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,720 0.000%, 7/01/31 7/28 at 91.88 N/R 1,884,362
344 0.000%, 7/01/46 7/28 at 41.38 N/R 98,518
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 765,900
680 4.000%, 8/01/39 8/29 at 100.00 AA 681,074
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 822,410
110 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 97,675
29,349 Total Tax Obligation/Limited 28,325,300
Transportation - 9.5%
1,345 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,354,603
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 794,216
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 828,965
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,059,010
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,004,710
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,052,880
1,295 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,310,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
$ 200 4.000%, 1/01/37 1/29 at 100.00 A2 $ 194,902
1,000 4.000%, 1/01/38 1/29 at 100.00 A2 963,080
1,015 4.000%, 1/01/39 1/29 at 100.00 A2 974,207
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A2 2,059,620
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,377,610
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,103,320
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 859,698
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 2,866,848
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,016,630
20,335 Total Transportation 20,820,787
U.S. Guaranteed - 7.4% (5)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,061,300
500 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2019A, 5.000%, 10/01/22, (AMT), (ETM)
No Opt. Call Baa2 500,975
1,500 Louisiana Energy and Power Authority, Power Project Revenue Bonds,
LEPA Unit 1, Series 2013A, 5.250%, 6/01/38, (Pre-refunded 6/01/23) -
AGM Insured
6/23 at 100.00 AA 1,531,515
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,104,140
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,104,140
3,000 5.000%, 10/01/39, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 3,156,210
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,555,140
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,692,589
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 27,260
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 383,194
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,404,433
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 211,440
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/32, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A 506,375
15,470 Total U.S. Guaranteed 16,238,711

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.8%
$ 1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- $ 1,578,453
2,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 2,091,180
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 799,710
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 A3 4,487,182
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B,
4.000%, 6/01/50
6/30 at 100.00 A 941,520
2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 2,663
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 987,510
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 388
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 N/R 1,458,164
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 N/R 957,360
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 340,947
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,131,750
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,641,450
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,148,520
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 N/R 299,339
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/22 at 100.00 CCC 463,365
23,520 Total Utilities 19,330,751
$ 215,544 Total Municipal Bonds (cost $223,326,705) 208,044,082
Shares Description (1) Value
X 8,491,959 COMMON STOCKS - 3.9%
X 8,491,959
Independent Power and Renewable Electricity Producers - 3.9%
$ 111,006 Energy Harbor Corp (6),(7),(8) $ 8,491,959
Total Common Stocks (cost $2,755,685) 8,491,959
Total Long-Term Investments (cost $226,082,390) 216,536,041
Other Assets Less Liabilities - 1.4% 3,062,066
Net Assets - 100% $ 219,598,107

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 208,044,082 $ – $ 208,044,082
Common Stocks – 8,491,959 – 8,491,959
Total
$ – $ 216,536,041 $ – $ 216,536,041
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air
Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 103.3%
X 627,397,450 MUNICIPAL BONDS - 103.3%
X 627,397,450
Education and Civic Organizations - 16.2%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,137,243
2,000 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 1,892,520
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,151,540
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 664,131
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 702,644
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 465,987
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 514,025
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 819,887
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,594,830
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 4,709,070
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/32
10/31 at 100.00 N/R 1,096,820
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 801,792
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 683,534
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,192,950
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 7,981,275
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,334,429
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,420,406
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,092,391
1,745 North Carolina State University at Raleigh, General Revenue Bonds, Series
2020A, 5.000%, 10/01/31
4/30 at 100.00 Aa1 1,994,797
960 University of North Carolina at Chapel Hill, General Revenue Bonds, Series
2021B, 5.000%, 12/01/38
12/31 at 100.00 AAA 1,100,506
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A1 5,267,550
University of North Carolina, Asheville, General Revenue
Bonds, Refunding Series 2019:
1,025 5.000%, 6/01/30 6/29 at 100.00 A1 1,161,325
1,000 5.000%, 6/01/31 6/29 at 100.00 A1 1,126,760
1,125 5.000%, 6/01/32 6/29 at 100.00 A1 1,262,250
1,180 5.000%, 6/01/33 6/29 at 100.00 A1 1,315,228
1,240 5.000%, 6/01/34 6/29 at 100.00 A1 1,372,643
230 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 Aa3 251,137
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
7,515 5.000%, 10/01/42 10/27 at 100.00 Aa3 8,023,615
1,250 5.000%, 10/01/47 10/27 at 100.00 Aa3 1,327,413
4,415 University of North Carolina, Charlotte, General Revenue Bonds, Series
2020A, 4.000%, 10/01/45
10/29 at 100.00 Aa3 4,234,338

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
$ 1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 $ 1,111,360
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 924,220
University of North Carolina, Greensboro, General Revenue
Bonds, Series 2014:
1,085 5.000%, 4/01/32 4/24 at 100.00 Aa3 1,126,794
2,070 5.000%, 4/01/39 4/24 at 100.00 Aa3 2,149,737
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,446,940
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 5.000%, 10/01/34 10/29 at 100.00 Aa3 1,103,070
1,275 5.000%, 10/01/35 10/29 at 100.00 Aa3 1,403,290
595 4.000%, 10/01/36 10/29 at 100.00 Aa3 599,046
University of North Carolina, Wilmington, General Revenue
Bonds, Series 2021:
750 4.000%, 10/01/41 10/29 at 100.00 Aa3 724,140
1,000 4.000%, 10/01/50 10/29 at 100.00 Aa3 942,350
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,788,315
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
2,910 4.000%, 4/01/45 4/30 at 100.00 Aa3 2,757,807
7,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 6,542,760
93,975 Total Education and Civic Organizations 98,312,865
Health Care - 12.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA- 2,115,200
3,000 5.000%, 1/15/36 1/26 at 100.00 AA- 3,127,320
1,685 5.000%, 1/15/40 1/26 at 100.00 AA- 1,745,019
6,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021C, 5.000%, 1/15/50, (Mandatory Put 12/01/28)
No Opt. Call N/R 6,711,600
7,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021D, 5.000%, 1/15/49, (Mandatory Put 12/01/31)
No Opt. Call AA- 7,950,250
5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2022A, 4.000%, 1/15/43
1/32 at 100.00 N/R 5,279,175
7,480 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 7,167,411
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 626,229
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
13,660 4.000%, 11/01/49 11/29 at 100.00 AA- 13,064,151
6,245 4.000%, 11/01/52 11/29 at 100.00 AA- 5,916,388
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 3,016,434
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 6,002,867
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
12/22 at 100.00 AA- 2,007,780

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
$ 1,000 5.000%, 12/01/31 12/28 at 100.00 AA- $ 1,091,370
1,000 5.000%, 12/01/33 12/28 at 100.00 AA- 1,074,210
North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series
2021A:
760 5.000%, 2/01/28 No Opt. Call AA- 850,478
330 5.000%, 2/01/51, (Mandatory Put 2/01/26) 2/26 at 100.00 AA- 353,463
8,070 University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System,
Series 2019, 5.000%, 2/01/49
No Opt. Call AA 9,288,086
75,095 Total Health Care 77,387,431
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 N/R 264,777
285 4.000%, 3/01/30 3/28 at 103.00 N/R 265,329
295 4.000%, 3/01/31 3/28 at 103.00 N/R 270,742
550 4.000%, 3/01/41 3/28 at 103.00 N/R 449,427
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 N/R 2,571,723
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/44
7/26 at 103.00 N/R 1,069,275
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB 874,171
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 572,599
225 5.000%, 10/01/31 10/26 at 100.00 BBB 233,816
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 689,207
7,935 Total Long-Term Care 7,261,066
Materials - 0.3%
1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,680,091
Tax Obligation/General - 9.5%
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,000 5.000%, 7/01/28 7/26 at 100.00 AAA 1,094,730
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,366,925
2,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2019A, 5.000%, 6/01/34
6/29 at 100.00 AAA 2,263,140
1,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2021A, 5.000%, 6/01/32
6/31 at 100.00 N/R 1,177,300
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,091,030
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,949,747
Davidson County, North Carolina, General Obligation
Bonds, Refunding Series 2016:
300 5.000%, 6/01/25 No Opt. Call Aa1 320,733
1,150 5.000%, 6/01/26 No Opt. Call Aa1 1,256,777

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Durham, North Carolina, General Obligation Bonds,
Refunding Series 2021:
$ 575 5.000%, 6/01/28 No Opt. Call AAA $ 654,062
750 5.000%, 6/01/31 No Opt. Call AAA 887,025
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,093,110
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call N/R 2,541,456
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,542,931
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
375 4.000%, 4/01/25 No Opt. Call AA+ 390,086
540 4.000%, 4/01/26 No Opt. Call AA+ 568,663
485 5.000%, 4/01/27 No Opt. Call AA+ 539,340
415 5.000%, 4/01/28 No Opt. Call AA+ 469,087
715 5.000%, 4/01/29 No Opt. Call AA+ 820,048
965 5.000%, 4/01/31 No Opt. Call AA+ 1,131,443
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 524,745
1,075 4.000%, 4/01/33 4/31 at 100.00 AA+ 1,148,143
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 527,820
2,000 Mecklenburg County, North Carolina, General Obligation Bonds,
Refunding Series 2013A, 5.000%, 12/01/26
No Opt. Call AAA 2,213,120
New Hanover County, North Carolina, General Obligation
Bonds, Refunding Series 2021A:
760 4.000%, 8/01/29 No Opt. Call AAA 828,940
600 4.000%, 8/01/30 No Opt. Call AAA 655,992
670 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2019B, 5.000%, 6/01/28
No Opt. Call AAA 763,666
4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA 4,081,520
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24, (UB) (4)
No Opt. Call AAA 12,102,567
Pender County, North Carolina, Limited General Obligation
Bonds, Series 2020A:
555 3.000%, 6/01/40 6/30 at 100.00 Aa3 468,681
500 3.000%, 6/01/45 6/30 at 100.00 Aa3 400,375
2,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA 2,202,220
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,305,310
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 540,935
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 AA+ 2,270,257
Wake County, North Carolina, Limited Obligation Bonds,
Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 N/R 2,299,840
2,000 5.000%, 9/01/36 9/29 at 100.00 AA+ 2,242,960
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
150 5.000%, 6/01/26 No Opt. Call AAA 164,266
200 5.000%, 6/01/27 No Opt. Call AAA 223,730
175 5.000%, 6/01/28 No Opt. Call AAA 199,365
250 5.000%, 6/01/29 No Opt. Call AAA 289,420
290 5.000%, 6/01/31 No Opt. Call AAA 343,981
53,310 Total Tax Obligation/General 57,955,486

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 23.3%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
$ 830 5.000%, 4/01/27 No Opt. Call AA $ 921,092
1,530 5.000%, 4/01/29 No Opt. Call AA 1,751,789
650 5.000%, 4/01/30 No Opt. Call AA 753,864
655 5.000%, 4/01/31 No Opt. Call AA 764,706
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,323,750
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,451,876
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 441,568
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 109,885
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,114,272
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,831,310
Charlotte, North Carolina, Certificates of Participation,
Government Facilities & Equipment, Series 2021B:
990 5.000%, 12/01/29 No Opt. Call N/R 1,147,153
1,060 5.000%, 12/01/30 No Opt. Call N/R 1,239,002
5,345 5.000%, 12/01/31 No Opt. Call N/R 6,304,000
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,557,156
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,143,091
2,450 4.000%, 6/01/38 6/29 at 100.00 AA+ 2,477,097
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,635,536
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
645 5.000%, 12/01/28 No Opt. Call AAA 739,744
710 5.000%, 12/01/30 No Opt. Call AAA 836,216
520 5.000%, 12/01/31 12/30 at 100.00 AAA 608,915
800 5.000%, 12/01/32 12/30 at 100.00 AAA 932,272
625 4.000%, 12/01/34 12/30 at 100.00 AAA 658,719
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 324,090
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 377,189
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 664,263
Cumberland County, North Carolina, Limited Obligation
Bonds, Series 2021:
500 4.000%, 11/01/28 No Opt. Call AA 539,195
500 4.000%, 11/01/30 No Opt. Call AA 545,250
Dare County, North Carolina, Limited Obligation Bonds,
Series 2021A:
500 4.000%, 6/01/24 No Opt. Call AA 513,460
500 4.000%, 6/01/27 No Opt. Call AA 533,280
500 4.000%, 6/01/29 No Opt. Call AA 541,445
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 502,240
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 500,110
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,581,259
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,065,240
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,388,337

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
$ 430 4.000%, 6/01/25 No Opt. Call AA $ 447,772
160 4.000%, 6/01/26 No Opt. Call AA 168,861
265 4.000%, 6/01/28 No Opt. Call AA 284,796
335 4.000%, 6/01/30 No Opt. Call AA 364,741
200 4.000%, 6/01/32 6/31 at 100.00 AA 215,452
420 4.000%, 6/01/33 6/31 at 100.00 AA 448,631
215 Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 215,363
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
400 5.000%, 6/01/27 No Opt. Call Aa3 443,852
500 5.000%, 6/01/28 No Opt. Call Aa3 563,885
495 5.000%, 6/01/29 No Opt. Call Aa3 566,428
695 5.000%, 6/01/30 No Opt. Call Aa3 804,428
400 5.000%, 6/01/31 No Opt. Call Aa3 465,948
1,820 4.000%, 6/01/32 6/31 at 100.00 Aa3 1,871,488
1,835 4.000%, 6/01/33 6/31 at 100.00 Aa3 1,876,618
1,090 4.000%, 6/01/34 6/31 at 100.00 Aa3 1,109,097
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
1,145 5.000%, 4/01/31 4/30 at 100.00 AA 1,316,693
800 5.000%, 4/01/32 4/30 at 100.00 AA 914,280
555 5.000%, 4/01/33 4/30 at 100.00 AA 631,329
1,000 3.000%, 4/01/38 4/30 at 100.00 AA 883,760
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 561,163
775 4.000%, 6/01/33 6/31 at 100.00 AA 827,832
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
350 4.000%, 10/01/27 No Opt. Call AA 374,721
300 4.000%, 10/01/28 No Opt. Call AA 323,316
280 4.000%, 10/01/29 No Opt. Call AA 303,853
220 4.000%, 10/01/30 No Opt. Call AA 239,855
125 4.000%, 10/01/32 10/30 at 100.00 AA 133,791
150 4.000%, 10/01/33 10/30 at 100.00 AA 159,270
700 3.000%, 10/01/36 10/30 at 100.00 AA 635,033
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
355 4.375%, 3/01/25, 144A No Opt. Call N/R 349,462
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,524,832
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call AA+ 4,176,394
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA 5,216,805
5,000 North Carolina State, Limited Obligation Bonds, Refunding Series 2014C,
5.000%, 5/01/25
5/24 at 100.00 AA+ 5,216,150
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
4,395 5.000%, 5/01/29 5/27 at 100.00 AA+ 4,866,583
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 9,893,778
North Carolina State, Limited Obligation Bonds, Series
2019A:
2,500 5.000%, 5/01/31 5/29 at 100.00 AA+ 2,842,150
2,500 5.000%, 5/01/32 5/29 at 100.00 AA+ 2,829,950
5,775 North Carolina State, Limited Obligation Bonds, Series 2020B, 4.000%,
5/01/35
5/30 at 100.00 AA+ 6,001,264
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call N/R 2,113,154

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Onslow County, North Carolina, Limited Obligation Bonds, Series 2016,
5.000%, 10/01/27
10/26 at 100.00 Aa2 $ 1,100,050
Orange County, North Carolina, Limited Obligation Bonds,
Series 2021A:
500 5.000%, 11/15/25 No Opt. Call AA+ 540,005
375 5.000%, 11/15/26 No Opt. Call AA+ 413,779
700 5.000%, 11/15/27 No Opt. Call AA+ 787,906
500 5.000%, 11/15/28 No Opt. Call AA+ 572,420
11,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 12,040,015
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,199,978
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 475,288
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 782,453
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2020A, 2.125%,
6/01/37
6/30 at 100.00 AA+ 786,030
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,083,880
1,970 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 2,034,577
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,569,206
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 329,625
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,786,521
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 547,900
250 5.000%, 12/01/33 12/27 at 100.00 A 269,817
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 721,307
690 5.000%, 12/01/35 12/28 at 100.00 A 746,201
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,088,080
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 588,011
130,856 Total Tax Obligation/Limited 141,464,198
Transportation - 16.8%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,156,880
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,189,300
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,115,720
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,027,506
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 6,893,635
3,500 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 Aa3 3,407,145
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB- 1,520,055
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB- 11,182,845

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
$ 865 0.000%, 7/01/27 7/26 at 96.08 BBB $ 721,531
880 0.000%, 7/01/29 7/26 at 87.76 BBB 666,952
175 0.000%, 7/01/32 7/26 at 75.72 BBB 113,068
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 869,085
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,594,235
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,741,705
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,767,748
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 1,001,151
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,228,332
15,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47
1/30 at 58.00 AA+ 5,147,085
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,079,810
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,498,018
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,834,466
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA 44,964
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,292,923
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 12,284,693
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 11,031,117
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 8,082,949
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,306,320
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,297,079
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 317,097
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 844,471
145,935 Total Transportation 102,257,885
U.S. Guaranteed - 6.4% (5)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,267,512
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 425,212
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,877,531
2,595 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 AA- 2,668,620
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,872,459
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,054,070
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,236,755
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,342,969
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,073,328
6,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 AA+ 6,917,101

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson
& Wales University, Series 2013A, 5.000%, 4/01/28, (Pre-refunded
4/01/23)
4/23 at 100.00 A- $ 1,015,070
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 344,664
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,808,134
2,750 North Carolina State University at Raleigh, General Revenue Bonds, Series
2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 Aa1 2,828,018
4,590 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 Aa3 4,890,048
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,055,778
36,070 Total U.S. Guaranteed 38,677,269
Utilities - 16.9%
Brunswick County, North Carolina, Enterprise System
Revenue Bonds, Series 2020:
1,350 5.000%, 4/01/31 4/30 at 100.00 AA- 1,547,464
800 5.000%, 4/01/32 4/30 at 100.00 AA- 909,616
Cape Fear Public Utility Authority, North Carolina,  Water
and Sewer System Revenue Bonds, Refunding Series
2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 N/R 1,916,451
2,115 4.000%, 8/01/44 8/29 at 100.00 AA+ 2,061,766
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2020B:
500 5.000%, 12/01/27 No Opt. Call AAA 564,555
410 5.000%, 12/01/29 No Opt. Call AAA 477,142
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 1,006,063
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 547,605
15,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series
2022A, 5.000%, 7/01/45, (UB)
7/32 at 100.00 N/R 16,761,000
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,078,100
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,815 5.000%, 12/01/26 No Opt. Call AAA 2,008,406
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,127,530
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 2,855,475
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 4,928,100
4,500 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2020A, 4.000%, 6/01/45
6/30 at 100.00 AAA 4,454,100
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 N/R 14,988,048
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
500 5.000%, 5/01/28 No Opt. Call Aa1 565,955
550 5.000%, 5/01/30 No Opt. Call Aa1 638,908
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 445,186
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,235,262
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 5,419,409
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 694,914

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Lincoln County, North Carolina, Enterprise Systems Revenue
Bonds, Series 2020:
$ 485 5.000%, 8/01/28 No Opt. Call AA $ 549,835
320 5.000%, 8/01/29 No Opt. Call AA 368,089
400 5.000%, 8/01/30 No Opt. Call AA 465,676
215 5.000%, 8/01/31 8/30 at 100.00 AA 248,017
255 3.000%, 8/01/32 8/30 at 100.00 AA 244,711
235 3.000%, 8/01/33 8/30 at 100.00 AA 222,782
175 3.000%, 8/01/34 8/30 at 100.00 AA 163,070
250 3.000%, 8/01/35 8/30 at 100.00 AA 229,220
390 3.000%, 8/01/36 8/30 at 100.00 AA 349,440
245 3.000%, 8/01/37 8/30 at 100.00 AA 213,905
480 3.000%, 8/01/39 8/30 at 100.00 AA 409,517
325 3.000%, 8/01/40 8/30 at 100.00 AA 274,206
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,825,635
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,499,269
740 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A, 5.000%, 1/01/30
7/26 at 100.00 A 796,210
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,341,097
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,504,924
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,341,336
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,468,259
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,080,770
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 647,664
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,031,340
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,683,964
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,095,521
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 535,835
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 417,920
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 444,636
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,364,888
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
1,150 5.000%, 6/01/25 No Opt. Call AAA 1,231,386
2,800 5.000%, 6/01/26 No Opt. Call AAA 3,065,244
365 5.000%, 6/01/29 6/26 at 100.00 AAA 399,080
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
650 5.000%, 6/01/28 No Opt. Call N/R 739,745
500 5.000%, 6/01/29 No Opt. Call N/R 578,165
525 5.000%, 6/01/30 No Opt. Call N/R 614,854
680 4.000%, 6/01/34 6/32 at 100.00 N/R 723,894
95,270 Total Utilities 102,401,159
$ 640,221 Total Long-Term Investments (cost $647,466,153) 627,397,450
Floating Rate Obligations - (3.5)%   (21,255,000)
Other Assets Less Liabilities - 0.2% 1,240,137
Net Assets - 100% $ 607,382,587

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 627,397,450 $ – $ 627,397,450
Total
$ – $ 627,397,450 $ – $ 627,397,450
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.